PROPERTY AND EQUIPMENT, NET (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Depreciation and amortization expense	$ 13,805	$ 11,858	$ 8,961
Capital losses	290	576	62
Capitalized costs related to the development of internal-use software	5,107	3,013	4,019
Amortization of capitalized software development costs	3,840	3,883	$ 2,558
Net carrying value of capitalized internal-use software	$ 10,090	$ 8,823